Document and Entity Information	Aug. 31, 2023
Prospectus [Line Items]
Registrant Name	DELAWARE GROUP TAX FREE FUND
Registrant CIK	0000728352
SEC Form	485BPOS
Period end date	Aug. 31, 2023
Investment Company Type	N-1A
Amendment Flag	false